Business Combinations and Divestitures (Details 2) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 01, 2011 Donlen Corporation	Nov. 19, 2012 Dollar Thrifty Automotive Group Inc.
Acquisition
Cash and cash equivalents					$ 35,600,000	$ 535,000,000
Restricted cash and cash equivalents						307,000,000
Receivables					64,000,000	170,000,000
Inventories						8,000,000
Prepaid expenses and other assets					7,000,000	41,000,000
Revenue earning equipment					1,120,600,000	1,614,000,000
Property and equipment					13,500,000	119,000,000
Other intangible assets					75,000,000	1,546,000,000
Other assets						35,000,000
Goodwill	1,352,694,000	1,341,872,000	392,094,000	328,600,000	51,100,000	885,000,000
Accounts payable					(39,300,000)	(43,000,000)
Accrued liabilities					(226,800,000)	(277,000,000)
Deferred taxes on income					(121,900,000)	(864,000,000)
Debt					(728,800,000)	(1,484,000,000)
Total					$ 250,000,000	$ 2,592,000,000